Share-based Payments - Schedule of Award Activity Related to Other Awards (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Phantom stock appreciation rights (PSARs)
Number of shares
As of beginning of the year (in shares)	0	217,530	1,471,095
Forfeited/expired after vesting (in shares)	0	(217,530)	(1,253,565)
As of end of the year (in shares)	0	0	217,530
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share)	¥ 0	¥ 5,956	¥ 5,481
Forfeited/expired after vesting (in JPY per share)	0	6,428	6,054
As of end of the year (in JPY per share)	¥ 0	¥ 0	¥ 5,956
Restricted stock units (RSUs)
Number of shares
As of beginning of the year (in shares)	0	0	317,734
Forfeited before vesting (in shares)	0	0	(8,208)
Vested (in shares)	0	0	(313,259)
Transfer from Equity-Settled ESOP (in shares)	0	0	3,733
As of end of the year (in shares)	0	0	0
Liability-settled long-term incentive plan (LTIP)
Number of shares
As of beginning of the year (in shares)	395,762	367,642	296,640
Granted (in shares)	341,518	197,798	213,224
Forfeited before vesting (in shares)	(53,520)	(38,245)	(30,372)
Vested (in shares)	(312,092)	(341,148)	(197,780)
Transfer from Equity-Settled LTIP (in shares)	0	209,715	85,930
As of end of the year (in shares)	371,668	395,762	367,642